Additional paid-in capital (Details) - Options Held [Member] - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Number of options outstanding, beginning	411,970,000	321,700,000	5,497,001,500
Weighted average exercise price, beginning	$ 0.045	$ 0.043	$ 0.006
Number of Options Granted	10,000,000	120,270,000	115,500,000
Weighted Average Exercise Price Granted	$ 0.012	$ 0.050	$ 0.050
Number of Options Options exchanged for warrants upon Redomicile Merger			(5,200,501,500)
Weighted Average Exercise Price Options exchanged for warrants upon Redomicile Merger			$ (0.004)
Number of Options Exercised		(5,000,000)
Weighted Average Exercise Price Exercised		$ (0.015)
Number of Options Cancelled	(2,000,000)	(25,000,000)	(90,300,000)
Weighted Average Exercise Price Cancelled	$ (0.045)	$ (0.050)	$ (0.040)
Number of options outstanding, ending	419,970,000	411,970,000	321,700,000
Weighted average exercise price, ending	$ 0.044	$ 0.045	$ 0.043
Number of Options Exercisable	217,534,000	182,200,000	160,800,000
Weighted Average Exercise Price Exercisable	$ 0.038	$ 0.037	$ 0.037